Other expenses	6 Months Ended
Jun. 30, 2011
Other expenses
Other expenses

17   Other expenses

The line “Other operating expenses” totaled US$ 724 in June 30, 2011 (US$ 420 in March 31, 2011 and US$ 374 in June 30, 2010) most due to pre operational expenses, idle capacity and stoppage operations US$ 345 (US$ 132 in March 31, 2011 and US$ 198 in June 30, 2010).